RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	May 04, 2021	Apr. 06, 2021	Feb. 08, 2021	Jan. 31, 2021	Oct. 22, 2020	Oct. 22, 2020	Jan. 31, 2021	Oct. 31, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Description	May 4, 2022 and June 30, 2022, bear interest at the rate of	upon the occurrence and during the continuance of an Event of Default (as defined in the Note), if lower, at a conversion price equal to 75% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock during the 20 consecutive trading days immediately preceding the applicable conversion date. The Company has the right to prepay all or any portion of the outstanding balance of the Note in an amount equal to 115% or 120%, depending on whether such repayment is made before or after November 5, 2021, multiplied by the portion of the outstanding balance to be prepaid
Notes Payable										$ 240,034		$ 470,108	$ 959,630
Share-based Payment Arrangement, Expense													133,142	$ 16,464
Debt Conversion, Converted Instrument, Amount										$ 500,000	$ 288,182	$ 472,593	$ 477,763
Debt Conversion, Converted Instrument, Shares Issued										2,500,000	16,331,766	20,716,750	5,872,362
Rent expense			$ 1,350									$ 12,150	$ 7,621
Lease payment			$ 1,600
Accrued payable to related party												35,971	23,821
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award										the Company’s Chief Operating Officer, both of which vests 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant dates
Rental expense									$ 1,350	$ 24,389	$ 8,100
Accrued payable to related party												35,971
Officem [Member]
Related Party Transaction [Line Items]
Finance Lease, Principal Payments										1,600
Event of Default and Demand Letter [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.00%	6.00%
Debt Instrument, Description					the Company received a notice of event of default and demand letter (“Demand Letter”) from a former officer and promissory note holder (the “Note Holder”). The promissory note was issued on November 1, 2019, in the original principal amount of $	the Company received a notice of event of default and demand letter (“Demand Letter”) from a former officer and promissory note holder (the “Note Holder”)
Debt Instrument, Face Amount					$ 40,739	$ 40,739
Debt Instrument, Maturity Date					Apr. 18, 2020
Debt Instrument, Periodic Payment					$ 51,940
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 472,593
Debt Conversion, Converted Instrument, Shares Issued												20,716,750
Chief Executive Officer [Member] | Two Thousand Twenty Fiscal Year [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted												$ 381,566
Officers [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												6.00%
Notes Payable										769,970		$ 747,086	78,758
Former Officers [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders												0	48,052
Interest Expense, Debt										$ 22,883	$ 2,412	40,656	4,792
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Share-based Payment Arrangement, Expense												$ 21,474	$ 133,142	$ 16,464
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												231,635	231,635
[custom:SharesVestedPercent-0]												25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares												115,818	115,817
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares													115,818
Mr. Cutchens [Member]
Related Party Transaction [Line Items]
Share-based Payment Arrangement, Expense							$ 68,003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares				115,818
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Share-based Payment Arrangement, Expense												$ 9,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares												500,000
Chief Operating Officer [Member] | Four Year Anniversary [Member]
Related Party Transaction [Line Items]
[custom:SharesVestedPercent-0]												25.00%
Chief Operating Officer [Member] | Three Year Anniversary [Member]
Related Party Transaction [Line Items]
[custom:SharesVestedPercent-0]													25.00%
Mr. Smiley [Member]
Related Party Transaction [Line Items]
Legal Fees													$ 15,500
Debt Conversion, Converted Instrument, Amount								$ 15,500
Debt Conversion, Converted Instrument, Shares Issued								62,000		500,000
Legal and consulting expenses										$ 45,869
Angelia Hrytsyshyn [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued										500,000
Microphase Corporation [Member]
Related Party Transaction [Line Items]
Company owed amount										$ 32,545		$ 32,545